General (Tables)	12 Months Ended
Dec. 31, 2011
General [Line Items]
Schedule Of Total Purchase Price
Cash	$79,675
Options and Restricted Share Units*)	1,230

Total purchase price	$80,905

*)
Represents the fair value of the vested portion of 165,695 options and restricted shares of NICE granted upon consummation of the acquisition to the holders of partially vested options of Fizzback originally granted under the Fizzback Group (Holdings) Ltd. Employee Share Option Scheme. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-38 months, risk-free interest rate of 0.02%-0.48%, expected volatility of 36.98%-56.44% and no dividend yield.

Schedule Of Unaudited Pro Forma Condensed Results Of Operations

	Year ended December 31,
	2011	2010
	Unaudited	Unaudited

Revenues	$812,048	$722,926

Net income	$47,477	$20,218

Basic net earnings per share	$0.75	$0.32

Diluted net earnings per share	$0.74	$0.31

Acquisition Of Cyber Tech [Member]
General [Line Items]
Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
Cash	$736
Trade receivables	4,266
Other receivables and prepaid expenses	1,200
Current deferred tax assets	203
Inventories	981
Long-term deposits	20
Property and equipment	1,433
Other intangible assets	22,710
Goodwill	41,837

Total assets acquired	73,386

Trade payables	(1,370)
Accrued expenses and other liabilities	(7,971)
Long-term deferred tax liabilities	(4,609)

Total liabilities assumed	(13,950)

Net assets acquired	$59,436

Components Of Intangible Assets And Their Annual Rates Of Amortization

	Fair value	%

Core technology	$10,900	20
Customer relationships	8,200	33
Covenant not to compete	1,210	100
Backlog	2,400	100

Total intangible assets	$22,710

Acquisition Of Fizzback [Member]
General [Line Items]
Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
Cash	$687
Trade receivables	3,341
Other receivables and prepaid expenses	1,134
Current deferred tax assets	1,887
Long-term deposits	148
Property and equipment	984
Other intangible assets	46,075
Goodwill	44,157

Total assets acquired	98,413

Trade payables	(1,426)
Accrued expenses and other liabilities	(5,024)
Long-term deferred tax liabilities	(11,058)

Total liabilities assumed	(17,508)

Net assets acquired	$80,905

Components Of Intangible Assets And Their Annual Rates Of Amortization

	Fair value	%

Core technology	$29,834	17
Customer relationships	8,879	20
Covenant not to compete	1,898	50
Brand name	5,464	33

Total intangible assets	$46,075